Intangible Assets, Net (Tables)	12 Months Ended
Feb. 29, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Trade name	4,000	4,000	556
Student base and customer relationship	2,200	2,200	306
School cooperation agreements	1,000	1,000	139
Non-compete agreements	440	440	61
Purchased software	442	442	61
License	302	302	42
Total	8,384	8,384	1,165
Less: accumulated amortization	5,908	6,526	907
Intangible assets, net	2,476	1,858	258